Schedule of right-of-use of assets (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
As the beginning of the year	$ 86,990
Additions		109,120
Amortization	(27,203)	(21,598)
Effect of changes in exchange rate	1,681	(532)
Carrying amount as at year end	61,468	86,990
Office premises	61,468	86,990
Office premises [member]
IfrsStatementLineItems [Line Items]
As the beginning of the year	86,990
Carrying amount as at year end	61,468	86,990
Office premises	$ 61,468	$ 86,990